Borrowings Reconciliation (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, transaction costs	$ (108)
Borrowings	12,071
Cash flows	(773)
Borrowing costs capitalised	(10)
Effects of movements in exchange rates	34
Other	67
Borrowings, transaction costs	(51)
Borrowings	11,389
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12,179
Cash flows	(773)
Effects of movements in exchange rates	34
Borrowings	$ 11,440